Costs Associated with Exit and Restructuring Activities	12 Months Ended
Dec. 31, 2014
Costs Associated with Exit and Restructuring Activities
Costs Associated with Exit and Restructuring Activities

NOTE 7 — Costs Associated with Exit and Restructuring Activities

Costs associated with exit and restructuring activities are recorded in the Consolidated Statement of Earnings (Loss) as follows: restructuring-related charges are recorded as a component of Cost of Goods Sold; and restructuring and impairment charges are reported on a separate line and included in Operating Earnings. Total restructuring, impairment and restructuring-related charges were $7,876,000 for the year ended December 31, 2014.

Restructuring-related charges were $1,935,000 for the year ended December 31, 2014. Restructuring and impairment charges were $5,941,000 for the year ended December 31, 2014.

During April 2014, CTS announced plans to restructure its operations and consolidate its Canadian operations into other existing CTS facilities as part of CTS' overall plan to simplify its business model and rationalize its global footprint ("April 2014 Plan").

These restructuring actions will result in the elimination of approximately 120 positions. These actions are expected to be completed in 2015. The following table displays the planned restructuring and restructuring-related charges associated with the April 2014 Plan, as well as a summary of the actual costs incurred through December 31, 2014:

($ in thousands) April 2014 Plan	Planned Costs	Actual costs incurred through December 31, 2014

Inventory write-down	$250	$—
Equipment relocation	500	—
Other charges	350	—

Restructuring-related charges, included in cost of goods sold	$1,100	$—

Workforce reduction	$4,100	$3,470
Asset impairment charge	—	—
Other charges, including pension termination costs	500	—

Restructuring and impairment charges	$4,600	$3,470

Total restructuring, impairment and restructuring-related charges	$5,700	$3,470

Under the April 2014 Plan, restructuring and impairment charges were $3,470,000 in the year ended December 31, 2014.

During June 2013, CTS announced a restructuring plan to simplify CTS' global footprint by consolidating manufacturing facilities into existing locations. This Plan includes the consolidation of operations from the U.K. manufacturing facility into the Czech Republic facility, the Carol Stream, Illinois manufacturing facility into the Juarez, Mexico facility and to discontinue manufacturing at its Singapore facility. Certain Corporate functions were consolidated or eliminated as a result of the June 2013 Plan and also as a result of the sale of CTS' EMS business.

These restructuring actions will result in the elimination of approximately 350 positions. The above actions are expected to be completed in 2015.

During the fourth quarter of 2014, CTS management revised the June 2013 Plan. The amendment added an additional $4,000,000 in planned costs. Future settlement of the U.K. pension plan is estimated to account for $2,000,000 of the added cost. The remaining $2,000,000 in restructuring and impairment charges are for severance costs and will result in the elimination of approximately 130 additional positions. The positions eliminated will be spread globally throughout CTS businesses. The above actions are expected to be substantially complete in 2015.

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2014:

($ in thousands) June 2013 Plan	Planned Costs	Actual costs incurred through December 31, 2014

Inventory write-down	$800	$1,143
Equipment relocation	900	1,767
Other charges	100	602

Restructuring-related charges, included in cost of goods sold	$1,800	$3,512

Workforce reduction	$10,150	$8,431
Asset impairment charge	3,000	4,258
Other charges, including pension termination costs	7,650	1,123

Restructuring and impairment charges	$20,800	$13,812

Total restructuring and restructuring-related charges	$22,600	$17,324

Under the June 2013 Plan, total restructuring, impairment and restructuring-related charges incurred were $4,406,000 for the year ended December 31, 2014 and were $11,508,000 for the year ended December 31, 2013. For the year ended December 31, 2014, the restructuring-related charges were $1,935,000 and the restructuring and impairment charges were $2,471,000. For the year ended December 31, 2013, the restructuring-related charges were $1,053,000 and the restructuring and impairment charges were $10,455,000.

The following table displays the restructuring reserve activity for the period ended December 31, 2014:

($ in thousands) June 2013 Plan and April 2014 Plan

Restructuring liability at January 1, 2014	$3,100
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	7,442
Cost paid	(6,638)

Restructuring liability at December 31, 2014	$3,904

During December of 2012, CTS realigned its operations to suit its business needs ("December 2012 Plan"). These realignment actions resulted in the elimination of approximately 190 positions. These actions were completed as of March 31, 2013. Under the December 2012 Plan, total restructuring, impairment and restructuring-related charges incurred were $264,000 for the year ended December 31, 2013 and $2,519,000 for the year ended December 31, 2012. For the year ended December 31, 2013, the restructuring-related charges were $264,000 and there were no restructuring and impairment charges. For the year ended December 31, 2012, the restructuring-related charges were $54,000 and the restructuring and impairment charges were $2,465,000.

During June 2012, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 250 positions. These actions were substantially completed by the middle of the fourth quarter of 2012. Under the June 2012 Plan, total restructuring, impairment and restructuring-related charges incurred were $1,985,000 for the year ended December 31, 2012. For the year ended December 31, 2012, the restructuring-related charges were $1,013,000 and the restructuring and impairment charges were $972,000.